June 6, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Vanguard Specialized Funds
         File No.  2-88116

Commissioners:

Enclosed is the 52nd Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Specialized Funds (the "Trust"). The purposes of this Amendment are to: (1) amend Vanguard Energy Fund's investment advisory arrangements (Vanguard Energy Fund is a series of the Trust); and (2) effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on August 8, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on August 8, 2005.

Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Frances T. Han
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission